Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Ashmore Emerging Markets Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Equity Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund and other series of Ashmore Funds (the “Trust”). More information about these and other discounts is available in the “Classes of Shares” section beginning on page 31 of the Fund’s prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. The Fund had not yet commenced operations as of the date of this Prospectus, and, therefore, did not have a historical portfolio turnover rate to report.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund and other series of Ashmore Funds (the “Trust”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing principally in Institutional Class shares of other series of Ashmore Funds that invest principally in equity securities and equity-related investments (the "Underlying Equity Funds"). The Fund retains the flexibility to allocate its investments among any of the current or subsequently existing Underlying Equity Funds in any manner but expects initially that the Fund's investments in the Underlying Equity Funds will be allocated approximately in the same proportion among each of the following three Underlying Equity Funds:
  Ashmore Emerging Markets Equity Fund. Ashmore Emerging Markets Equity Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.
  Ashmore Emerging Markets Frontier Equity Fund. Ashmore Emerging Markets Frontier Equity Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.
  Ashmore Emerging Markets Small-Cap Equity Fund. Ashmore Emerging Markets Small-Cap Equity Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. Ashmore Emerging Markets Small-Cap Equity Fund currently defines a Small-Capitalization issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.
Following the Fund's initial allocation, it reserves the flexibility to vary its allocation among these three Underlying Equity Funds, other Underlying Equity Funds that may be offered in the future or other Underlying Funds (as defined below) or individual securities, derivatives and other investments. The Subadviser (as defined below) will typically evaluate the Fund's allocation among the Underlying Funds on a quarterly basis and may adjust the then-current allocation based on the factors it deems appropriate in order to pursue the Fund's investment objective and based on its assessment of then-existing market conditions, its investment outlook and other factors.

In addition to its investments in the Underlying Equity Funds, the Fund may invest in any other series of Ashmore Funds (together with the Underlying Equity Funds, the "Underlying Funds") and also may invest directly in the securities of other issuers, derivatives and other investments. The Fund expects to operate initially as a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the current Underlying Funds, at the discretion of the Subadviser and without shareholder approval, the Fund may invest in additional Underlying Funds created in the future.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities. A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries. Frontier Market Countries currently include (but are not limited to) the following countries:
Europe: Albania, Armenia, Azerbaijan, Belarus, Bosnia and Herzegovinia, Bulgaria, Czech Republic, Croatia, Cyprus, Estonia, Georgia, Guernsey, Iceland, Isle of Man, Hungary, Kazakhstan, Krgyzstan, Latvia Liechtenstein, Lithuania, Luxembourg, Macedonia, Malta, Mongolia, Montenegro, Poland, Romania, Serbia and Montenegro, Slovakia, Slovenia, Tajikistan, Turkmenistan, Ukraine and Uzbekistan

Africa: Algeria, Angola, Botswana, Burkina Faso, Cameroon, Cape Verde, Cote d'Ivoire, Democratic Republic of the Congo, Ethiopia, Ghana, Guinea-Bissau, Kenya, Lesotho, Liberia, Libya, Madagascar, Malawi, Mali, Mauritius, Mozambique, Morocco, Namibia, Niger, Nigeria, Republic of the Congo, Rwanda, Senegal, Sierra Leone, Somalia, South Sudan, Sudan, Swaziland, Tanzania, Tunisia, Uganda, Zambia and Zimbabwe

Middle East: Afghanistan, Bahrain, Egypt, Iraq, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Syria, United Arab Emirates and Yemen

Asia: Bangladesh, Cambodia, Indonesia, Laos, Macau, Marshall Islands, Nepal, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Tuvalu and Vietnam

Central and South America: Argentina, Barbados, Belize, Bolivia, Chile, Colombia, Costa Rica, Cuba, Dominican Republic, Ecuador, El Salvador, Guatemala, Guyana, Haiti, Honduras, Jamaica, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Trinidad & Tobago, Uruguay and Venezuela
Ashmore Emerging Markets Frontier Equity Fund may deem other countries to be Frontier Market Countries either currently or in the future if they are represented in any widely-recognized index of frontier market securities or the Investment Manager or Subadviser believes they are underrepresented in the portfolios of global institutional investors because they have small economies (outside of the top 50 economies globally as measured by GDP), small markets (representing less than 0.5% of the free float-adjusted market capitalization weight of the MSCI ACWI Index), or a perception among global investors of high political risk or instability (e.g., the countries of the Middle East and much of Africa).

Ashmore Equities Investment Management (US) LLC ("AEIM" or the "Subadviser") manages the Fund principally to provide exposure through a single investment vehicle to various emerging markets equity strategies managed by the Subadviser, which are currently represented by the Underlying Equity Funds. In this regard, the Fund is designed to provide exposure to the Subadviser's investment approaches and strategies used for the Underlying Equity Funds, which rely on a bottom-up process to identify particular securities for investment within Emerging Market Countries, driven by fundamental value and a rigorous, systemic and value-oriented security selection process. Certain Underlying Equity Funds also rely on the Subadviser's top-down process for selecting individual Emerging Market Countries, which takes into account various factors, including market factors, macro-economic factors, political factors, local market development and the applicable investment restrictions in the market. As noted above, while the Fund will initially allocate its portfolio approximately in the same proportion among the three existing Underlying Equity Funds, these relative allocations may vary over time, and the Fund has the flexibility to invest in other Underlying Funds (including those that may be formed in the future) and directly in securities of other issuers, derivatives and other instruments. In making allocation decisions, the Subadviser may take into account the various top-down factors noted above as well as other forecasts and considerations regarding the anticipated relative performance and risks of particular emerging market asset classes under varying market, economic, political and other conditions.

		The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in the Underlying Equity Funds or in equity securities and other equity-related investments of Emerging Market Issuers and/or Frontier Market Issuers. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund's 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund's cash position.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. References below to investments include those held directly by the Fund and indirectly by Underlying Funds in which the Fund invests, and the Fund will be subject to the related risks thereof even though the Fund may not hold the particular securities or instruments directly. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and Subadviser and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are set forth below (in alphabetical order). In most cases, these are principal risks of investing in the Underlying Funds and therefore risks of investing in the Fund itself.
  Allocation Risk: The Fund could lose money or perform less favorably than it otherwise would have as a result of the Subadviser's asset allocation decisions in determining how the Fund's assets are allocated or reallocated among the Underlying Funds or other investments;
  Banking Industry Risk: Investments in banking industry stocks, as compared to other industries in general, may be considered to be more volatile or riskier due to a number of factors including more extensive government regulation that may reduce profit potential for banks compared to other entities. Financial services institutions are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. The oversight of, and regulations applicable to, companies in the banking industry in emerging and frontier markets may be ineffective and underdeveloped relative to more developed markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. The impact of recent or future regulation in various countries on any individual bank or on the sector as a whole cannot be predicted. In addition, the banking industries of emerging and frontier markets can be considered riskier than the U.S. banking industry;
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund or an Underlying Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's or an Underlying Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer;
  Financial Services Risk: Investments in issuers in the financial services sector are subject to various risks affecting financial services companies and the financial services sector generally. The values of investments in the financial services sector are particularly sensitive to changes in economic conditions, such as recessions and fluctuations in interest rates. Financial services companies may be exposed to leverage, which could magnify investment losses under adverse market conditions. Investments in the financial services sector are also subject to the risk that unexpected market, economic, political, regulatory or other events might lead to a decline in the value of most or all companies in the financial services sector. In addition, the financial services sector of emerging and frontier markets can be considered riskier than the U.S. financial services sector;
  Focused Investment Risk: Focusing a fund's investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund's shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent the Fund or an Underlying Fund focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund or an Underlying Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Frontier Markets Risk: Frontier market countries are emerging market countries, but generally have smaller economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of Fund or Underlying Fund shares. These factors make investing in frontier countries significantly riskier than in other countries, including other emerging market countries, and any one of them could cause the net asset value of the Fund's or an Underlying Fund's shares to decline;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund or an Underlying Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund's or an Underlying Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund or an Underlying Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged directly by the Fund;
  IPO Risk: Securities offered in initial public offerings ("IPOs") are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Lack of Operating History Risk: The Fund does not have an operating history and may not achieve significant scale;
  Large Shareholder Risk: Shareholders of the Fund or an Underlying Fund, such as institutional investors, may disrupt the efficient management of the Fund's or an Underlying Fund's operations by purchasing or redeeming shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's or an Underlying Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Subadviser to manage the Fund's portfolio successfully and the ability of the applicable investment manager to manage the portfolio of Underlying Funds successfully; there is a risk that the Subadviser or another applicable investment manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund or an Underlying Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund or an Underlying Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund or the Underlying Funds in which it invests frequently trades its or their securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk;
  Underlying Fund Risk: The Fund's investment return will depend in part on the ability of the Underlying Funds, particularly the Underlying Equity Funds, to achieve their respective investment objectives. Therefore, the Fund's performance is closely related to the risks associated with the securities and other investments that are held by each of the Underlying Funds in which the Fund invests; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund or an Underlying Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence investment operations on or about the date of this Prospectus and currently has no investment performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence investment operations on or about the date of this Prospectus and currently has no investment performance information to report.
Ashmore Emerging Markets Equity Opportunities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	$ 689
3 years	rr_ExpenseExampleYear03	1,434
1 year	rr_ExpenseExampleNoRedemptionYear01	689
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,434
Ashmore Emerging Markets Equity Opportunities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.45%
1 year	rr_ExpenseExampleYear01	$ 348
3 years	rr_ExpenseExampleYear03	1,178
1 year	rr_ExpenseExampleNoRedemptionYear01	248
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,178
Ashmore Emerging Markets Equity Opportunities Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	$ 148
3 years	rr_ExpenseExampleYear03	885
1 year	rr_ExpenseExampleNoRedemptionYear01	148
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 885

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's initial fiscal year.
[3]	The Fund's investment manager, Ashmore Investment Advisors Limited (the "Investment Manager"), has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund's Class A Shares exceed 0.30%, for the Fund's Class C Shares exceed 1.05%, and for the Fund's Institutional Class Shares exceed 0.05% of the Fund's average daily net assets attributable to the particular share class. The expense limitation arrangement may be terminated before February 28, 2017 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.